Accounts Payable amd Accrued Liabilities (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable	$ 440,502	$ 308,717	$ 373,882
Accrued Compensation	27,000	22,500	215,026
Other Accrued Expenses	164,093	170,997	161,899
Total	$ 631,595	$ 505,214	$ 75,807